Semi-Annual Report as of
December 31, 1998 (Unaudited)


SEI LIQUID
ASSET TRUST



--------------------------------
Treasury Securities Portfolio
--------------------------------
Government Securities Portfolio
--------------------------------
Prime Obligation Portfolio

[LOGO OMITTED]

TABLE OF CONTENTS
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS                  2
STATEMENT OF OPERATIONS                  6
STATEMENT OF CHANGES IN NET ASSETS       7
FINANCIAL HIGHLIGHTS                     8
NOTES TO FINANCIAL STATEMENTS            9

-------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- DECEMBER 31, 1998 (UNAUDITED)


TREASURY SECURITIES PORTFOLIO
---------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)    VALUE (000)
---------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 25.6%
   U.S. Treasury Notes
      5.875%, 03/31/99                    $ 11,000        $ 11,010
      6.250%, 03/31/99                      37,000          37,066
      6.375%, 04/30/99                      26,000          26,067
      6.000%, 06/30/99                      10,000          10,024
      5.875%, 11/15/99                      13,000          13,123
      7.875%, 11/15/99                      13,000          13,344
      5.625%, 11/30/99                      26,000          26,199
      5.625%, 12/31/99                      25,000          25,213
   U.S. Treasury Bill
      3.905%, 01/21/99                      22,000          21,952
      4.560%, 11/12/99                      13,000          12,481
                                                          --------
Total U.S. Treasury Obligations
   (Cost $196,479)                                         196,479
                                                          --------
REPURCHASE AGREEMENTS -- 74.6%
   Barclay De Zoete Wedd (A)
    4.70%, dated 12/31/98,
    matures 01/04/99, repurchase
    price $150,078,333 (collateralized
    by U.S. Treasury Notes, ranging in
    par value $4,452,000-$82,111,000,
    5.75%-13.75%, 05/31/99-08/15/04;
    with total market value $153,000,849)  150,000         150,000
   Greenwich Capital (A)
    4.75%, dated 12/31/98, matures
    01/04/99, repurchase price
    $80,042,222 collateralized by
    U.S. Treasury Notes, ranging in par
    value 7,250,000-13,953,000,
    6.00%-12.75%, 11/15/10-02/15/26;
    with total market value $81,601,916)    80,000          80,000
   JP Morgan (A)
    5.75%, dated 12/31/98, matures
    01/04/99, repurchase price
    $65,041,528 (collateralized by
    U.S. Treasury Note, par value
    $66,269,000, 4.625%,12/31/00;
    with total market value $66,300,080)    65,000          65,000
   JP Morgan (A)
    4.75%, dated 12/31/98, matures
    01/04/99, repurchase price
    $110,058,056 (collateralized by
    U.S. Treasury Note, par value
    $66,113,000, 11.25%, 02/15/15;
    with total market value
    $112,201,000)                          110,000         110,000
   Lehman Brothers (A)
    4.875%, dated 12/31/98, matures
    01/04/99, repurchase price
    $9,378,077 (collateralized by
    U.S. Treasury STRIPS, par value
    $29,038,000, 11/15/18; with total
    market value $11,763,293)                9,373           9,373
   Morgan Stanley (A)
    4.92%, dated 12/31/98,
    matures 01/20/99, repurchase price
    $75,205,000 (collateralized by
    U.S. Treasury Notes,
    value ranging $42,000-
    $61,105,000, 6.25%-6.75%,
    01/28/99-08/26/15; with
    total market value $705,265,960)        75,000          75,000
   Morgan Stanley (A)
    4.65%, dated 12/31/98, matures
    01/04/99, repurchase price
    $28,214,570 (collateralized by U.S.
    Treasury Notes, ranging
    in par value $42,000-$61,105,000,
    6.25%-6.75%, 01/28/99-
    08/26/15; with total market
    value $705,265,960)                     28,200          28,200
   Paribas (A)
    4.55%, dated 12/31/98,
    matures 01/04/99, repurchase
    price $55,027,806 (collateralized
    by U.S. Treasury Notes, ranging
    in par value $2,665,000-$52,335,000,
    6.50%, 08/31/01; with total
    market value $57,200,000)               55,000          55,000
                                                         ---------
Total Repurchase Agreements
   (Cost $572,573)                                         572,573
                                                         ---------
Total Investments -- 100.2%
   (Cost $769,052)                                         769,052
                                                         ---------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)                 (1,768)
                                                         ---------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 767,074,299 outstanding shares
   of beneficial interest                                  767,074
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based
   on 216,699 outstanding shares of
   beneficial interest                                         216
Undistributed net investment income                            246
Accumulated net realized loss
   on investments                                             (252)
                                                         ---------
Total Net Assets -- 100.0%                                $767,284
                                                         =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                $1.00
                                                         =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                $1.00
                                                         =========

(A) TRI-PARTY REPURCHASE AGREEMENT
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------




Government Securities Portfolio
---------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)    VALUE (000)
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 89.6%
   FHLMC
      6.250%, 01/04/99                    $  5,000       $  4,997
      5.170%, 02/12/99                       5,000          4,970
      5.085%, 02/25/99                       2,000          1,985
      5.000%, 02/26/99                       7,000          6,946
      5.040%, 03/19/99                       3,089          3,056
   FNMA
      5.150%, 02/26/99                       2,519          2,499
      5.000%, 03/15/99                       5,000          4,949
      5.170%, 03/15/99                      10,000          9,895
      4.870%, 03/18/99                       1,050          1,039
      4.990%, 03/18/99                       6,750          6,679
      4.840%, 04/07/99                       3,000          2,961
      4.830%, 05/13/99                       2,245          2,205
      8.450%, 07/12/99                       3,500          3,556
   SLMA (A)
      4.818%, 02/02/99                      22,000         22,000
                                                         --------
Total U.S. Government Agency Obligations
   (Cost $77,737)                                          77,737
                                                         --------
REPURCHASE AGREEMENTS -- 10.6%
   Goldman Sachs (B)
     6.25%, dated 12/31/98, matures
     01/04/99, repurchase price
     $8,005,556 (collateralized by
     various U.S. Government Obligations
     ranging in Par Value $3,171,324-$8,198,753,
     6.50%-7.50%, 08/01/02-
     11/01/26; with total market
     value $8,160,000)                       8,000          8,000
   Lehman Brothers (B)
     4.875%, dated 12/31/98, matures
     01/04/99, repurchase price
     $1,216,659 (collateralized by
     U.S. Treasury STRIPS, par value
     $3,767,000, 11/15/18; with
     total market value $1,526,011)          1,216          1,216
                                                         --------
Total Repurchase Agreements
   (Cost $9,216)                                            9,216
                                                         --------
Total Investments -- 100.2%
   (Cost $86,953)                                          86,953
                                                         --------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)                  (181)
                                                         --------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 86,773,333 outstanding
   shares of beneficial interest                           86,773
Distribution in excess of net
   investment income                                           (8)
Accumulated net realized gain
   on investments                                               7
                                                        ---------
Total Net Assets -- 100.0%                                 86,772
                                                        =========
Net Asset Value, Offering and
   Redemption Price Per Share                               $1.00
                                                        =========
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1998. THE MATURITY DATE SHOWN IS THE RESET DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF
          SECURITIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI LIQUID ASSET TRUST -- DECEMBER 31, 1998 (UNAUDITED)

PRIME OBLIGATION PORTFOLIO

-------------------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 58.6%
BANKS -- 1.9%
   Bank of America
      5.040%, 03/11/99                     $25,000     $    4,758
                                                       ----------
DRUGS -- 3.6%
   Abbott Laboratories
      5.000%, 01/14/99                      16,000         15,971
   Johnson and Johnson
      5.000%, 02/26/99                      30,000         29,767
                                                       ----------
                                                           45,738
                                                       ----------
FINANCIAL SERVICES -- 45.4%
   Associates of North America
      5.350%, 02/05/99                      15,000         14,922
      5.010%, 02/12/99                      20,000         19,883
   Centric Capital Corporation
      5.200%, 03/16/99                      10,000          9,893
      5.150%, 03/22/99                      16,000         15,817
      5.150%, 03/22/99                       3,516          3,476
      5.100%, 05/24/99                       4,166          4,082
      5.100%, 05/25/99                       6,666          6,530
   Chrysler Financial Corporation
      5.050%, 02/19/99                      10,000          9,931
   Cit Group Incorporated
      5.370%, 02/08/99                      30,000         29,830
   Commoloco
      5.470%, 03/08/99                      10,000          9,900
      5.160%, 03/09/99                      13,500         13,370
   Corporate Asset Funding
      5.360%, 02/19/99                      31,000         30,774
   Corporate Receivables
     Corporation
      5.150%, 03/10/99                      10,000          9,903
   Enterprise Funding
     Corporation
      5.170%, 03/10/99                      34,129         33,796
   Falcon Asset Securities
      5.400%, 02/16/99                       8,500         8,441
   Fleet Funding
      5.550%, 01/14/99                      26,000         25,948
   Ford Motor Credit Corporation
      5.010%, 04/20/99                      30,000         29,545
   General Electric Capital
     Corporation
      5.030%, 02/05/99                      10,000          9,951
   GTE Funding
      5.310%, 02/18/99                      22,000         21,844
      5.300%, 02/24/99                       5,100          5,059
   Island Finance Puerto Rico
      5.180%, 03/02/99                      10,150         10,062
      5.160%, 03/30/99                      26,800         26,462
   Kitty Hawk Funding Corporation
      5.540%, 01/15/99                       7,866          7,849
      5.500%, 02/26/99                      11,500         11,402
      5.500%, 02/26/99                       5,179          5,135
      5.180%, 03/10/99                       5,000          4,951
      5.160%, 04/16/99                       5,900          5,811
-------------------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------
  National Rural Utilities
      5.050%, 03/12/99                     $25,000       $ 24,755
      5.000%, 03/25/99                      12,500         12,356
   Park Avenue Receivables
      5.500%, 02/12/99                      10,000          9,936
   Peacock Funding
      5.370%, 03/17/99                      12,475         12,335
      5.150%, 04/20/99                      12,974         12,772
   Prefco
      5.420%, 02/16/99                      20,000         19,861
   Prudential Funding
      5.340%, 02/05/99                      20,000         19,896
   Rockwell International
      5.250%, 02/23/99                      20,800         20,639
   Sears Roebuck Acceptance
      5.050%, 03/03/99                      30,000         29,743
   Variable Funding Capital
      5.360%, 02/19/99                      20,000         19,854
      5.290%, 02/23/99                      15,500         15,379
                                                       ----------
                                                          582,093
                                                       ----------
FOOD, BEVERAGE & TOBACCO -- 5.6%
   Archer-Daniels-Midland Company
      5.070%, 02/04/99                      12,000         11,943
      5.050%, 03/23/99                      10,000          9,886
      4.970%, 04/09/99                      16,000         15,784
   Coca-Cola Enterprises
      5.200%, 03/17/99                       5,800          5,737
      5.200%, 03/18/99                      28,450         28,138
                                                       ----------
                                                           71,488
                                                       ----------
HOUSEHOLD PRODUCTS -- 0.9%
   Gillette Company
      5.150%, 01/04/99                      11,000         10,995
                                                       ----------
LEASING & RENTING -- 0.9%
   International Lease Finance
      5.100%, 02/19/99                       7,785          7,731
      6.625%, 04/01/99                       3,825          3,839
                                                       ----------
                                                           11,570
                                                       ----------
PRINTING & PUBLISHING -- 0.3%
   Scripps Ew
      5.130%, 03/16/99                       4,703          4,653
                                                       ----------
Total Commercial Paper
   (Cost $751,295)                                        751,295
                                                       ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.5%
   FHLMC
      5.210%, 02/26/99                      20,000         19,843
      5.000%, 03/12/99                      15,000         14,854
      5.089%, 03/26/99                      21,000         20,757

-------------------------------------------------------------------------------




PRIME OBLIGATION PORTFOLIO (CONTINUED)
-------------------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------
   FNMA
      5.209%, 02/18/99                    $ 20,000       $  9,865
      5.103%, 03/17/99                      30,000         29,689
   SLMA (A)
      4.818%, 02/02/99                      30,000         30,000
                                                       ----------
Total U.S. Government Agency Obligations
   (Cost $135,008)                                        135,008
                                                       ----------

CERTIFICATES OF DEPOSIT -- 11.5%
   Branch Banking
      4.000%, 01/04/99                      16,960         16,960
   Chase Manhattan Corporation
      5.700%, 07/02/99                      15,000         14,995
   First Chicago Bank
      5.740%, 05/07/99                       3,000          3,004
   First National Bank of Chicago
      5.740%, 05/07/99                      10,000          9,998
   Harris Bankcorp
      5.150%, 02/22/99                      31,500         31,500
   National City
      4.250%, 01/04/99                      40,000         40,000
   Regions Bank
      5.770%, 05/21/99                      15,000         14,998
   Wilmington Trust
      5.900%, 04/30/99                       7,000          7,000
      5.750%, 07/09/99                      10,000         10,000
                                                       ----------
Total Certificates of Deposit
   (Cost $148,455)                                        148,455
                                                       ----------

BANK NOTE -- 1.2%
   Bank of America
      5.630%, 02/26/99                      15,000         14,999
                                                       ----------
Total Bank Note
   (Cost $14,999)                                          14,999
                                                       ----------
CORPORATE BONDS -- 18.3%
   AllState (A)
      5.242%, 02/01/99                      10,000         10,000
      5.309%, 03/15/99                      20,000         20,000
   American Express
     Centurian Bank (A)
      5.477%, 01/16/99                      28,000         28,000
   Asset Backed Securities
     Investors Trust 97-E (A)
      5.536%, 01/15/99                      13,700         13,700

-------------------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------
   Chrysler Financial
      6.370%, 01/21/99                     $ 3,900     $    3,911
   Comerica Bank (A)
      5.424%, 01/13/99                      12,000         11,996
      5.109%, 03/10/99                      17,000         16,995
   GMAC (A)
      6.040%, 03/19/99                      28,500         28,545
   Key Bank of North America (A)
      5.060%, 02/05/99                      15,000         14,998
      4.700%, 03/16/99                      20,000         19,995
   PNC Bank (A)
      5.427%, 01/04/99                       7,500          7,497
   People's Security Funding
     Agreement (A)
      5.320%, 01/04/99                      25,000         25,000
   SMM Trust 98-A (A)
      5.320%, 03/16/99                      15,000         15,000
   Smm Trust 98-L (A)
      5.220%, 01/28/99                      10,000         10,000
   Travelers Insurance (A)
      5.300%, 03/01/99                       5,000          5,000
      5.300%, 03/01/99                       2,000          2,000
      5.300%, 03/01/99                       2,000          2,000
                                                       ----------
Total Corporate Bonds
   (Cost $234,637)                                        234,637
                                                       ----------
Total Investments -- 100.1%
   (Cost $1,284,394)                                    1,284,394
                                                       ----------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)                (1,007)
                                                       ----------

NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 1,283,395 outstanding
   shares of beneficial interest                        1,283,395
Undistributed net investment income                            53
Accumulated net realized loss
   on investments                                             (61)
                                                       ----------
Total Net Assets-- 100.0%                              $1,283,387
                                                       ==========
Net Asset Value, Offering and
   Redemption Price Per Share                               $1.00
                                                       ==========
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT
    OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1998. THE
    MATURITY DATE SHOWN IS THE RESET DATE.
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
-------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- FOR THE PERIOD ENDED DECEMBER 31, 1998 (UNAUDITED)

                                                                    ---------------  ------------------  ------------------
                                                                        TREASURY        GOVERNMENT             PRIME
                                                                       SECURITIES       SECURITIES          OBLIGATION
                                                                        PORTFOLIO        PORTFOLIO           PORTFOLIO
                                                                    ---------------  ------------------  ------------------

Interest Income                                                         $17,677            $2,487           $30,806
                                                                        -------            ------           -------
EXPENSES:
   Management fee                                                         1,408               199             2,339
   Less: management fees waived                                            (130)              (20)             (185)
   Investment advisory fee                                                  115                16               193
   Shareholder servicing fee-- Class A                                      838               118             1,394
   Less: shareholder servicing fee waived-- Class A                        (838)             (118)           (1,394)
   Distribution fee-- Class D                                                --                --                --
   Less: distribution fee waived-- Class D                                   --                --                --
   Custodian/wire agent fees                                                 31                 5                47
   Professional fees                                                         11                 3                14
   Trustee fees                                                               4                 1                 7
   Printing                                                                  10                 1                 6
   Insurance                                                                  2                 1                 4
   Rating                                                                     5                --                --
   Other fees                                                                19                 2                22
                                                                        -------            ------           -------
   Total net expenses                                                     1,475               208             2,447
                                                                        -------            ------           -------
NET INVESTMENT INCOME                                                    16,202             2,279            28,359
                                                                        -------            ------           -------
   Net realized gain from security transactions                              --                22                16
                                                                        -------            ------           -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                              $16,202            $2,301           $28,375
                                                                        =======            ======           =======



     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
-------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- FOR THE PERIOD ENDED DECEMBER 31, 1998
(UNAUDITED) AND THE YEAR ENDED JUNE 30, 1998

                                              -----------------------       -----------------------         -----------------------
                                                      TREASURY                     GOVERNMENT                        PRIME
                                                     SECURITIES                    SECURITIES                      OBLIGATION
                                                     PORTFOLIO                      PORTFOLIO                       PORTFOLIO
                                              -----------------------       -----------------------        ------------------------
                                                07/01/98    07/01/97          07/01/98   07/01/97             07/01/9   07/01/97
                                               12/31/98    06/30/98          12/31/98   06/30/98             12/31/98   06/30/98
                                              -----------------------       -----------------------        ------------------------
OPERATIONS:
     Net investment income                   $    16,202  $    35,138       $    2,279  $     6,639        $   28,359  $    49,202
     Net realized gain from security
       transactions                                   --           17               22           20                16           28
                                             -----------  -----------       ----------  -----------        ----------  -----------
     Net increase in net assets resulting
       from operations                            16,202       35,155            2,301        6,659            28,375       49,230
                                             -----------  -----------       ----------  -----------        ----------  -----------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                     (16,197)     (35,126)          (2,282)      (6,640)          (28,359)     (49,204)
     Class D                                          (5)         (12)              --           --                --           --
                                             -----------  -----------       ----------  -----------        ----------  -----------
  Total dividends distributed                    (16,202)     (35,138)          (2,282)      (6,640)          (28,359)     (49,204)
                                             -----------  -----------       ----------  -----------        ----------  -----------
CAPITAL SHARE TRANSACTIONS
   (ALL AT $1.00 PER SHARE):
   CLASS A:
     Proceeds from shares issued               2,656,051    4,401,155          314,765    1,048,069         3,901,414    7,116,598
     Reinvestment of cash distributions              524          858              214        1,352             9,240       14,097
     Cost of shares redeemed                  (2,493,291)  (4,504,478)        (333,427)  (1,092,845)       (3,574,437)  (7,006,837)
                                             -----------  -----------       ----------  -----------        ----------  -----------
     Increase (decrease) in net
      assets derived from
       Class A transactions                      163,284     (102,465)         (18,448)     (43,424)          336,217      123,858
                                             -----------  -----------       ----------  -----------        ----------  -----------
   Class D:
     Proceeds from shares issued                      29           90               --           --                --           --
     Reinvestment of cash distributions                2           11               --           --                --           --
     Cost of shares redeemed                         (52)         (80)              --           --                --           --
                                             -----------  -----------       ----------  -----------        ----------  -----------
     Increase (decrease) in net
      assets derived from
       Class D transactions                          (21)          21               --           --                --           --
                                             -----------  -----------       ----------  -----------        ----------  -----------
   Net increase (decrease) in net assets
       derived from capital share transactions   163,263     (102,444)         (18,448)     (43,424)          336,217      123,858
                                             -----------  -----------       ----------  -----------        ----------  -----------
       Net increase (decrease) in net assets     163,263     (102,427)         (18,429)     (43,405)          336,233      123,884
                                             -----------  -----------       ----------  -----------        ----------  -----------
NET ASSETS:
   Beginning of Period                           604,021      706,448          105,201      148,606           947,154      823,270
                                             -----------  -----------       ----------  -----------        ----------  -----------
   End of Period                             $   767,284  $   604,021       $   86,772  $   105,201        $1,283,387   $  947,154
                                             ===========  ===========       ==========  ===========        ==========   ==========

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                          RATIO OF
                                                                                                                             NET
                                                                                                                           INVEST-
                                                                                                               RATIO OF     MENT
                                                                                                               EXPENSES     INCOME
                           REALIZED                                                                 RATIO OF     TO           TO
                          AND UNREA-           DISTRIBU-                                 RATIO OF     NET      AVERAGE     AVERAGE
                            LIZED   DISTRIBU-    TIONS                                   EXPENSES  INVESTMENT    NET        NET
         NET ASSET   NET    GAINS     TION       FROM                         NET ASSET     TO      INCOME      ASSETS     ASSETS
           VALUE   INVEST-   ON     FROM NET   REALIZED  NET ASSET             END OF    AVERAGE   TO AVERAGE  (EXCLUD-   (EXCLUD-
         BEGINNING  MENT    SECUR- INVESTMENT   CAPITAL  VALUE END   TOTAL     PERIOD      NET        NET         ING        ING
         OF PERIOD INCOME   ITIES    INCOME      GAINS   OF PERIOD  RETURN     (000)      ASSETS     ASSETS     WAIVERS)   WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
-------------------
Treasury Securities
-------------------
Class A
  1998+    $1.00   $0.02      --    $(0.02)       --       $1.00      4.94%  $  767,067    0.44%      4.83%      0.73%      4.54%
  1998      1.00    0.05      --     (0.05)       --        1.00      5.29      603,783    0.44       5.17       0.73       4.88
  1997      1.00    0.05      --     (0.05)       --        1.00      5.10      706,232    0.44       4.98       0.74       4.68
  1996      1.00    0.05      --     (0.05)       --        1.00      5.37      832,393    0.44       5.27       0.52       5.19
  1995      1.00    0.05      --     (0.05)       --        1.00      5.05    1,254,888    0.44       4.93       0.54       4.83
  1994      1.00    0.03      --     (0.03)       --        1.00      3.00    1,501,510    0.44       2.91       0.51       2.84
Class D
  1998+    $1.00   $0.02      --     (0.02)       --       $1.00      4.58%  $      217    0.79%      4.51%      0.88%      4.42%
  1998      1.00    0.05      --     (0.05)       --        1.00      4.92          238    0.79       4.82       0.88       4.73
  1997      1.00    0.05      --     (0.05)       --        1.00      4.73          216    0.79       4.64       0.89       4.54
  1996      1.00    0.05      --     (0.05)       --        1.00      5.01          219    0.79       4.92       0.87       4.84
  1995      1.00    0.05      --     (0.05)       --        1.00      4.69        9,798    0.79       5.15       0.89       5.05
  1994(1)   1.00    0.01      --     (0.01)       --        1.00      0.50**         23    0.79*      3.23*      0.98*      3.04*
---------------------
GOVERNMENT SECURITIES
---------------------
Class A
  1998+    $1.00   $0.02      --    $(0.02)     --         $1.00      4.90%  $   86,772    0.44%      4.82%      0.73%      4.53%
  1998      1.00    0.05      --     (0.05)     --          1.00      5.21      105,201    0.44       5.10       0.73       4.81
  1997      1.00    0.05      --     (0.05)     --          1.00      5.09      148,606    0.44       4.98       0.71       4.71
  1996      1.00    0.05      --     (0.05)     --          1.00      5.30      169,133    0.44       5.19       0.54       5.09
  1995      1.00    0.05      --     (0.05)     --          1.00      5.18      200,768    0.44       5.04       0.53       4.95
  1994      1.00    0.03      --     (0.03)     --          1.00      3.04      255,554    0.44       2.96       0.51       2.89
----------------
PRIME OBLIGATION
----------------
Class A
  1998+    $1.00   $0.03      --    $(0.03)     --         $1.00      5.20%  $1,283,387    0.44%      5.08%      0.73%      4.79%
  1998      1.00    0.05      --     (0.05)     --          1.00      5.40      947,154    0.44       5.27       0.73       4.98
  1997      1.00    0.05      --     (0.05)     --          1.00      5.20      823,270    0.44       5.08       0.74       4.78
  1996      1.00    0.05      --     (0.05)     --          1.00      5.39      747,852    0.44       5.27       0.53       5.18
  1995      1.00    0.05      --     (0.05)     --          1.00      5.20      940,863    0.44       5.21       0.53       5.12
  1994      1.00    0.03      --     (0.03)     --          1.00      3.08      918,509    0.44       3.03       0.51       2.96

(1) TREASURY SECURITIES CLASS D COMMENCED OPERATIONS ON MAY 4, 1994.
+   RATIOS FOR SEMI-ANNUAL PERIOD ENDED DECEMBER 31, 1998 (UNAUDITED).
*   ANNUALIZED.
**  NOT ANNUALIZED.

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

SEI LIQUID ASSET TRUST -- DECEMBER 31, 1998 (UNAUDITED)



1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declara-tion of Trust dated July 20, 1981.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five portfolios: the Treasury Securities Portfolio, the Government Securities Portfolio, the Prime Obligation Portfolio, the Institutional Cash Portfolio and the Money Market Portfolio (the "Portfolios"). The Trust is registered to offer Class A shares of each of the portfolios and Class D shares of the Treasury Securities Portfolio. In the fiscal period ending December 31, 1998, no shares of the Institutional Cash Portfolio were sold. As of December 31, 1998 the Money Market Portfolio had not commenced operations. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.
     SECURITY VALUATION--Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.
     FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION--All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses of the Trust which are not directly associated to a specific Portfolio are allocated on the basis of relative net asset value of the affected Portfolios.
     CLASSES--Class specific expenses, 12b-1 and transfer agent fees for Class D and shareholder servicing fees for Class A, are borne by that class. Income, expenses and realized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     Use of Estimate in the Preparation of Financial Statements--The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     DISTRIBUTIONS--Distributions from ordinary income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences can be either temporary or permanent in nature, and may necessitate reclassifications between undistributed net investment income, undistributed net realized capital gains and/or additional paid in capital.
     OTHER--Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Portfolios are distributed to the shareholders of the affected Portfolios annually.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

SEI LIQUID ASSET TRUST -- DECEMBER 31, 1998 (UNAUDITED)



3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Investments (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Portfolio. The Manager has agreed to bear certain expenses of the Trust so that the total expenses do not exceed .44% of average daily net assets annually.
     Wellington Management Company serves as the Investment Adviser of the Trust. For its services, the Investment Adviser receives an annual fee equal to .075% of the Trust's average daily net asset value up to $500 million and
 .02% of such net asset value in excess of $500 million. The fees of the Investment Adviser are paid monthly.
     SEI Investments Distribution Co. "the Distributor"), a wholly-owned subsidiary of SEI Investments Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares
(the "Class A Plan") pursuant to which a shareholder servicing fee of up to
 .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all or a portion of its shareholder servicing fee.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .25% of the average daily net assets attributable to Class D shares will be paid to the Distributor. For the period ending December 31, 1998, the Distributor is taking a fee under the Class D Plan of .20% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
     In addition, the Trust has entered into a separate Transfer Agent Agreement with respect to Class D shares under which DST Systems, Inc. is entitled to a fee of .15% of the average daily net assets of Class D plus out-of-pocket costs.

4. TRANSACTIONS WITH AFFILIATES
Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or the Distributor. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or the Distributor.
     CoreStates N.A., which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.

5. CAPITAL LOSS CARRYOVERS
At June 30, 1998, the Portfolios had capital loss carryovers, to the extent provided in regulations, for Federal income tax purposes as follows:

Treasury Securities
  Portfolio:            $148,751 expiring in 2005
                         104,723 expiring in 2006

Government Securities
  Portfolio:            $5,230 expiring in 2001
                         1,741 expiring in 2004
                         7,997 expiring in 2005
Prime Obligation
  Portfolio:            $59,535 expiring in 2000
                          5,140 expiring in 2003
                          9,189 expiring in 2005
                          3,005 expiring in 2006


The Government Securities Portfolio utilized $11,065 of capital loss carryovers in the fiscal year ended June 30, 1998.

6. LINE OF CREDIT
The Portfolios have a blank line of credit. Borrowings under the line of credit are secured by investment securities of the Portfolios equal to 110% of such borrowings and may not exceed 10% of the Portfolio's total assets. No borrowings were outstanding at December 31, 1998.

                                      NOTES

----------------------
SEI LIQUID ASSET TRUST
----------------------
SEMI-ANNUAL REPORT
----------------------
DECEMBER 31, 1998


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Mutual Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP


THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

[LOGO OMITTED]

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-103-05